PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Plan Assets (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	2.03%	2.04%
Actual return on plan asset	Rp (315)	Rp 1,748
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,115	1,354
Equity-based mutual fund	1,204	1,113
Fixed income instruments	7,020	7,642
Total	11,893	12,732
Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	335	297
Total	335	297
Manufacturing and consumer | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	799	835
Finance | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	799	840
Construction | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	190	254
Infrastructure and telecommunication | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	332	350
Wholesale | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	177	137
Mining | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	77	65
Services | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	60	38
Agriculture | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	32	35
Biotechnology and pharma industry | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	85	68
Miscellaneous industries | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	3	1
Series B shares
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 249	Rp 265